Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accruals not currently deductible
Employee benefit costs	$ 237	$ 232
Product and other claims	257	338
Miscellaneous accruals	157	153
Pension costs	351	849
Stock-based compensation	249	231
Advanced payments	286	0
Net operating/capital loss/state tax credit carryforwards	120	148
Foreign tax credits	115	100
Currency translation	0	90
Lease liabilities	219	227
Product and other insurance receivables	48	0
Inventory	68	54
Other	31	112
Gross deferred tax assets	2,138	2,534
Valuation allowance	(142)	(135)
Total deferred tax assets	1,996	2,399
Deferred tax liabilities:
Product and other insurance receivables	0	(4)
Accelerated depreciation	(665)	(606)
Intangible amortization	(985)	(1,023)
Right-of-use asset	(222)	(228)
Total deferred tax liabilities	(1,872)	(1,861)
Net deferred tax assets	$ 124	$ 538